Risk Management (Details) - Schedule of use of MAR - 12 months ended Dec. 31, 2021 $ in Millions, $ in Millions	CLP ($)	USD ($)
MAR LCCY FCCY [Member] | 1 – 30 days [Member] | Maximum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 1,290
MAR LCCY FCCY [Member] | 1 – 30 days [Member] | Minimum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	(1,530)
MAR LCCY FCCY [Member] | 1 – 30 days [Member] | Average
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	130
MAR LCCY FCCY [Member] | 1 – 90 days [Member] | Maximum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	3,765
MAR LCCY FCCY [Member] | 1 – 90 days [Member] | Minimum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	647
MAR LCCY FCCY [Member] | 1 – 90 days [Member] | Average
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 2,330
MAR FCCY [Member] | 1 – 30 days [Member] | Maximum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		$ 1,550
MAR FCCY [Member] | 1 – 30 days [Member] | Minimum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		(866)
MAR FCCY [Member] | 1 – 30 days [Member] | Average
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		208
MAR FCCY [Member] | 1 – 90 days [Member] | Maximum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		2,712
MAR FCCY [Member] | 1 – 90 days [Member] | Minimum [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		238
MAR FCCY [Member] | 1 – 90 days [Member] | Average
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		$ 1,271